Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2025	2024
	(in € millions)
Non-current
Other accrued liabilities	2	5
Total	2	5
Current
Accrued fees to rights holders	1,950	1,695
Accrued salaries, vacation, severance, and related taxes	100	119
Accrued social costs for options and RSUs	217	217
Other accrued expenses	257	241
Lease liabilities	65	75
Total	2,589	2,347